FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
5. FINANCIAL INSTRUMENTS
The following tables illustrate the classification of the Company's recurring fair value measurements for financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2018 and December 31, 2017:

		December 31, 2018		December 31, 2017
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial Liabilities
Fair value through profit or loss
7% Convertible Debentures embedded derivative	3	4,177	4,177	10,963	10,963

There were no non-recurring fair value measurements of financial instruments as at December 31, 2018.
The three levels of the fair value hierarchy are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
Level 3 - Inputs that are not based on observable market data.
The Company's policy is to recognize transfers into and transfers out of the fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer. During the year ended December 31, 2018, there were no transfers between the levels of the fair value hierarchy.
Gain on fair value of financial instruments in the Statements of Operations and Comprehensive (Loss)/Income includes the following components:

	For the Years Ended December 31,
	2018	2017
Loss on fair value of 5% Convertible Debentures	$—	$317
Gain on fair value of warrants	—	(86)
Gain on warrant exercise	—	(193)
Gain on fair value of 7% Convertible Debentures embedded derivative	(6,786)	(2,095)
	$(6,786)	$(2,057)

The valuation technique that is used to measure fair value is as follows:
7% Convertible Debentures embedded derivative
The debt component of the 7% Convertible Debentures is recorded at amortized cost using the effective interest rate method, and the conversion feature is classified as an embedded derivative measured at fair value through profit or loss.
The embedded derivative was valued at December 31, 2018 and December 31, 2017 using a convertible note valuation model. The significant inputs used in the convertible note valuation are as follows:

	December 31, 2018	December 31, 2017
Embedded derivative
Risk premium	5.0%	7.9%
Borrowing costs	10.0%	15.0%
Expected volatility	45.0%	45.0%
Remaining life (years)	2.6	3.6

The following table presents the changes in the 7% Convertible Debentures embedded derivative for the year ended December 31, 2018:

Fair value
Balance at December 31, 2017	$10,963
Gain on fair value of 7% Convertible Debentures embedded derivative	(6,786)
Balance at December 31, 2018	$4,177

If the risk premium increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the Statement of Operations would increase by $0.2 million for the year ended December 31, 2018.
If the borrowing costs increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related gain in the Statement of Operations would increase by $0.2 million for the year ended December 31, 2018.
If the expected volatility increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would increase and the related gain in the Statement of Operations would decrease by $0.7 million for the year ended December 31, 2018.